THE ADVISORS' INNER CIRCLE FUND

                               THE TS&W PORTFOLIOS

                       SUPPLEMENT DATED DECEMBER 22, 2005
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


The following paragraph replaces the sixth paragraph under the heading "Portfolio Managers" beginning on page 28 of the prospectus:


               Brandon H. Harrell, CFA and Vice President, is jointly and primarily responsible for managing the International Equity Portfolio. Mr. Harrell joined TS&W in 1995 and has over 18 years of investment experience. Mr. Harrell received a B.A. from Wake Forest University and an M.B.A. from George Mason University.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.










                                                                TSW-SK-004-0100

                         THE ADVISORS' INNER CIRCLE FUND

                               THE TS&W PORTFOLIOS

                       SUPPLEMENT DATED DECEMBER 22, 2005
                                     TO THE
         STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2005
                        (AS SUPPLEMENTED MARCH 15, 2005)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


o The following information replaces the chart under the subheading "Fund Shares Owned by Portfolio Managers" on page S-29 of the SAI:

---------------------------------- ----------------------------------------------------------------------------------------
Name                                                                 Dollar Range of Fund Shares*
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Elizabeth Cabell Jennings                                    $500,001-$1,000,000 of the Equity Portfolio
                                                       $100,001-$500,000 of the International Equity Portfolio
                                                            $50,001-$100,000 of the Fixed Income Portfolio
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
William M. Bellamy                                                               None
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Horace P. Whitworth                                                              None
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Paul A. Ferwerda                                                                 None
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
H. B. Thompson None                                                              None
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
John S. Pickler                                                                  None
---------------------------------- ----------------------------------------------------------------------------------------
---------------------------------- ----------------------------------------------------------------------------------------
Brandon H. Harrell                                      $50,001-$100,000 of the International Equity Portfolio
---------------------------------- ----------------------------------------------------------------------------------------
*        Valuation date is October 31, 2004.


o

The following information replaces the chart under the subheading "Other Accounts" on page S-29 of the SAI:

------------------ ------------------------------- ---------------------------- -------------------------------------------
      Name             Registered Investment         Other Pooled Investment              Other Accounts

                             Companies                      Vehicles
------------------ ------------------------------- ---------------------------- -------------------------------------------
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
                    Number of      Total Assets     Number of    Total Assets     Number of           Total Assets
                     Accounts                        Accounts                     Accounts
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
Elizabeth Cabell        0              None             0            None            53               $217,234,000
Jennings
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
Horace P.               0              None             0            None            31               $325,981,000
Whitworth, II
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
Paul A. Ferwerda        1          $126,650,000         0            None            25               $395,205,000
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
H. B. Thomson,          0              None             0            None             0                   None
III
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
John S. Pickler         0              None             0            None             0                   None
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
William M.              1          $34,299,000          0            None            13               $347,703,000
Bellamy
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------
Brandon H.              0              None             0            None            70               $218,000,000
Harrell
------------------ ------------- ----------------- ------------- -------------- -------------- ----------------------------



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.











                                                                TSW-SK-005-0100